PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.4%
Sovereign Bonds 84.3%
Angola 0.6%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		400	$ 425,723
Argentina 0.5%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125 (cc)	07/09/30		466	178,580
Sr. Unsec’d. Notes	1.000	07/09/29		24	9,866
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24(d)		200	72,743
Sr. Unsec’d. Notes	9.950	06/09/21(d)		140	52,165
					313,354
Brazil 3.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		188	204,861
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF	10.000	01/01/23	BRL	2,188	435,323
Notes, Series NTNF	10.000	01/01/25	BRL	6,050	1,246,627
Notes, Series NTNF	10.000	01/01/27	BRL	1,600	335,251
Notes, Series NTNF	10.000	01/01/29	BRL	1,400	296,106
Notes, Series NTNF	10.000	01/01/31	BRL	200	42,338

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	10,733
					2,571,239
Chile 2.5%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500	03/01/26	CLP	280,000	436,394
Bonds	5.000	03/01/35	CLP	115,000	188,752
Bonds, Series 30YR	6.000	01/01/43	CLP	190,000	350,519
Unsec’d. Notes, 144A	2.300	10/01/28	CLP	125,000	169,302
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	360,000	578,402
					1,723,369
China 8.2%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	6,690	1,044,695

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series INBK	2.850%	06/04/27	CNH	12,500	$ 1,903,265
Bonds, Series 1910	3.860	07/22/49	CNH	3,110	490,205
Bonds, Series INBK	1.990	04/09/25	CNH	6,500	966,609
Bonds, Series INBK	2.680	05/21/30	CNH	7,700	1,142,026
					5,546,800
Colombia 4.7%
Colombian TES,
Bonds, Series B	6.000	04/28/28	COP	4,531,000	1,354,725
Bonds, Series B	7.500	08/26/26	COP	1,400,000	455,852
Bonds, Series B	6.250	11/26/25	COP	500,000	154,904
Bonds, Series B	7.000	06/30/32	COP	1,947,600	592,031
Bonds, Series B	7.250	10/18/34	COP	1,179,000	361,757
Bonds, Series B	7.250	10/26/50	COP	210,000	61,959
Bonds, Series B	7.750	09/18/30	COP	500,000	162,532
Sr. Unsec’d. Notes	3.750	06/16/49	COP	250,137	78,932
					3,222,692
Czech Republic 2.9%
Czech Republic Government Bond,
Bonds, Series 078	2.500	08/25/28	CZK	2,100	107,552
Bonds, Series 049	4.200	12/04/36	CZK	2,000	128,567
Bonds, Series 089	2.400	09/17/25	CZK	3,200	159,827
Bonds, Series 094	0.950	05/15/30	CZK	12,090	546,586
Bonds, Series 100	0.250	02/10/27	CZK	8,800	391,184
Bonds, Series 103	2.000	10/13/33	CZK	5,620	278,866
Bonds, Series 105	2.750	07/23/29	CZK	3,500	183,896
Bonds, Series 121	1.200	03/13/31	CZK	3,300	151,759
					1,948,237
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	146,861
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	125,631

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Gabon 0.3%
Gabon Government International Bond, Sr. Unsec’d. Notes	6.950%	06/16/25		200	$ 213,977
Ghana 0.5%
Ghana Government International Bond, Sr. Unsec’d. Notes	8.125	01/18/26		285	323,417
Hungary 3.1%
Hungary Government Bond,
Bonds, Series 25/B	5.500	06/24/25	HUF	219,080	880,880
Bonds, Series 28/A	6.750	10/22/28	HUF	56,680	261,805
Bonds, Series 24/C	2.500	10/24/24	HUF	40,000	143,214
Bonds, Series 26/D	2.750	12/22/26	HUF	50,000	181,670
Bonds, Series 26/E	1.500	04/22/26	HUF	115,000	391,368
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	158,163
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	78,859
					2,095,959
Indonesia 9.2%
Indonesia Treasury Bond,
Bonds, Series 059	7.000	05/15/27	IDR	7,765,000	588,884
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	229,891
Bonds, Series 056	8.375	09/15/26	IDR	6,561,000	530,130
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	171,665
Bonds, Series 068	8.375	03/15/34	IDR	8,950,000	726,258
Bonds, Series 070	8.375	03/15/24	IDR	7,910,000	617,349
Bonds, Series 071	9.000	03/15/29	IDR	6,310,000	526,430
Bonds, Series 072	8.250	05/15/36	IDR	4,760,000	381,483
Bonds, Series 073	8.750	05/15/31	IDR	8,805,000	733,693
Bonds, Series 075	7.500	05/15/38	IDR	4,900,000	368,045
Bonds, Series 077	8.125	05/15/24	IDR	3,500,000	272,159
Bonds, Series 078	8.250	05/15/29	IDR	5,050,000	407,198
Bonds, Series 080	7.500	06/15/35	IDR	2,550,000	194,537
Bonds, Series 082	7.000	09/15/30	IDR	3,500,000	263,300
Bonds, Series 087	6.500	02/15/31	IDR	2,000,000	145,688
Bonds, Series FR83	7.500	04/15/40	IDR	1,700,000	129,748
					6,286,458

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast 0.2%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125%	06/15/25	EUR	115	$ 156,608
Malaysia 5.9%
Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	1,650	441,651
Bonds, Series 116	3.800	08/17/23	MYR	750	194,329
Bonds, Series 118	3.882	03/14/25	MYR	1,977	523,684
Bonds, Series 217	4.059	09/30/24	MYR	335	88,875
Bonds, Series 219	3.885	08/15/29	MYR	1,800	485,532
Bonds, Series 310	4.498	04/15/30	MYR	400	112,570
Bonds, Series 311	4.392	04/15/26	MYR	285	78,035
Bonds, Series 316	3.900	11/30/26	MYR	2,970	802,147
Bonds, Series 317	4.762	04/07/37	MYR	700	200,204
Bonds, Series 411	4.232	06/30/31	MYR	280	77,594
Bonds, Series 413	3.844	04/15/33	MYR	140	36,220
Bonds, Series 417	3.899	11/16/27	MYR	1,370	369,587
Bonds, Series 419	3.828	07/05/34	MYR	500	130,515
Bonds, Series 513	3.733	06/15/28	MYR	730	195,916
Bonds, Series 519	3.757	05/22/40	MYR	400	101,906

Malaysia Government Investment Issue, Bonds, Series 617	4.724	06/15/33	MYR	600	168,427
					4,007,192
Mexico 4.6%
Mexican Bonos,
Bonds, Series M	8.000	11/07/47	MXN	4,150	233,492
Bonds, Series M20	7.500	06/03/27	MXN	10,000	557,984
Bonds, Series M	7.750	05/29/31	MXN	17,100	974,866
Bonds, Series M30	10.000	11/20/36	MXN	4,600	309,417
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	5,400	296,461
Sr. Unsec’d. Notes, Series M20	8.500	05/31/29	MXN	2,500	148,783
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	7,000	415,231

Mexican Udibonos, Bonds	4.500	12/04/25	MXN	2,874	162,650
					3,098,884
Nigeria 0.3%
Nigeria Government International Bond, Sr. Unsec’d. Notes	7.625	11/21/25		200	229,294

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan 0.6%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625%	12/05/22		400	$ 411,980
Peru 3.5%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	67,638
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,000	280,204
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	580	174,366
Sr. Unsec’d. Notes	5.940	02/12/29	PEN	200	67,194
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	1,150	381,825
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	305	104,967
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	1,026	342,226
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	1,548	545,696
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,032	381,874
					2,345,990
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	121,467
Poland 4.7%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,250	379,902
Bonds, Series 0726	2.500	07/25/26	PLN	3,740	1,109,111
Bonds, Series 0727	2.500	07/25/27	PLN	1,600	477,822
Bonds, Series 0725	3.250	07/25/25	PLN	1,671	504,936
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	534,817
Bonds, Series 1030	1.250	10/25/30	PLN	750	203,084
					3,209,672
Romania 2.5%
Romania Government Bond,
Bonds, Series 15 Year	3.650	09/24/31	RON	590	156,792
Bonds, Series 05YR	3.650	07/28/25	RON	1,000	264,524
Bonds, Series 05YR	4.250	06/28/23	RON	2,670	699,230
Bonds, Series 07YR	3.250	04/29/24	RON	750	193,538
Bonds, Series 07YR	4.850	04/22/26	RON	500	140,235

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romania Government Bond, (cont’d.)
Bonds, Series 10YR	5.000%	02/12/29	RON	500	$ 146,296
Bonds, Series 10YR	5.850	04/26/23	RON	460	124,053
					1,724,668
Russia 2.7%
Russian Federal Bond - OFZ,
Bonds, Series 6224	6.900	05/23/29	RUB	15,000	208,474
Bonds, Series 6212	7.050	01/19/28	RUB	19,800	277,734
Bonds, Series 6218	8.500	09/17/31	RUB	12,212	188,515
Bonds, Series 6221	7.700	03/23/33	RUB	17,050	247,847
Bonds, Series 6228	7.650	04/10/30	RUB	22,600	329,203
Bonds, Series 6230	7.700	03/16/39	RUB	15,200	222,028
Bonds, Series 6232	6.000	10/06/27	RUB	8,500	112,602

Russian Federal Inflation Linked Bond, Unsec’d. Notes, Series 2003	2.500	07/17/30	RUB	20,661	274,602
					1,861,005
South Africa 9.8%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	105,208
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	19,200	1,212,256
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	17,240	1,031,106
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	11,270	659,907
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	6,180	340,547
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	4,130	233,379
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	5,485	297,831
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,375	563,649
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	18,448	1,443,001
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	175,608
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,830	442,916
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,470	193,372
					6,698,780
Thailand 7.1%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	9,735	336,751
Bonds	2.875	12/17/28	THB	24,740	938,060
Bonds	2.875	06/17/46	THB	7,150	281,813
Bonds	3.300	06/17/38	THB	8,300	340,623

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Thailand (cont’d.)
Thailand Government Bond, (cont’d.)
Bonds	3.400%	06/17/36	THB	11,040	$ 455,676
Sr. Unsec’d. Notes	1.600	06/17/35	THB	3,900	131,404
Sr. Unsec’d. Notes	2.125	12/17/26	THB	20,320	732,361
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	306,239
Sr. Unsec’d. Notes	3.650	06/20/31	THB	17,100	699,600
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,300	638,135
					4,860,662
Turkey 3.7%
Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	395	49,651
Bonds	8.800	09/27/23	TRY	500	61,055
Bonds	9.000	07/24/24	TRY	2,700	325,507
Bonds	10.500	08/11/27	TRY	431	53,138
Bonds	10.600	02/11/26	TRY	2,480	309,818
Bonds	11.000	02/24/27	TRY	431	54,045
Bonds	11.700	11/13/30	TRY	6,373	828,791
Bonds	12.200	01/18/23	TRY	2,315	307,269
Bonds	12.400	03/08/28	TRY	1,000	134,315

Turkey Government International Bond, Sr. Unsec’d. Notes	7.375	02/05/25		350	390,773
					2,514,362
Ukraine 1.2%
Ukraine Government International Bond,
Bonds	17.000	05/11/22	UAH	500	18,823
Bonds, 144A	11.670	11/22/23	UAH	2,414	84,830
Bonds, 144A	18.000	03/24/21	UAH	604	21,695
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	150	198,870
Sr. Unsec’d. Notes	7.750	09/01/24		402	443,248
Unsec’d. Notes, 144A	17.250	01/05/22	UAH	1,328	49,496
					816,962
Unknown SOI_Bloomberg Country of Risk 0.4%
HUNGARY GOVERNMENT BOND,	2.250	04/20/33	HUF	70,000	235,731

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875%	06/20/22	UYU	3,260	$ 80,338
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	46,680
					127,018

Total Sovereign Bonds (cost $55,495,245)					57,363,992
Corporate Bonds 8.1%
Belarus 0.3%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	203,077
Brazil 0.6%
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30		200	210,886
Petrobras Global Finance BV, Gtd. Notes	8.750	05/23/26		165	217,783
					428,669
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	208,373
Jamaica 0.3%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	193,788
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	214,837
Mexico 2.5%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	709,607
Petroleos Mexicanos,
Gtd. Notes	6.490	01/23/27		55	56,849
Gtd. Notes	6.500	03/13/27		80	82,796

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes	7.190%	09/12/24	MXN	8,000	$ 360,600
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	201,467
Gtd. Notes, MTN	6.875	08/04/26		235	252,369
					1,663,688
Russia 1.8%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150 (cc)	02/15/28	RUB	45,000	615,552
Gtd. Notes, Series BO05	8.900 (cc)	02/03/27	RUB	42,000	608,412
					1,223,964
South Africa 0.6%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	209,284
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	211,280
					420,564
Supranational Bank 1.4%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.500	05/15/22	IDR	900,000	66,203
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	551,195

European Investment Bank, Sr. Unsec’d. Notes, EMTN	12.576 (s)	09/05/22	TRY	1,260	140,803
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	7.450	08/20/21	IDR	2,500,000	180,741
					938,942

Total Corporate Bonds (cost $5,807,479)					5,495,902

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligation 1.0%
Brazil
Brazil Letras do Tesouro Nacional, Bills (cost $669,140)	6.144%(s)	01/01/24	BRL	4,318	$ 665,421

Total Long-Term Investments (cost $61,971,864)					63,525,315

Shares
Short-Term Investments 3.5%
Affiliated Mutual Fund 3.5%
PGIM Core Ultra Short Bond Fund (cost $2,350,222)(wb)	2,350,222	2,350,222

Options Purchased*~ 0.0%
(cost $62,144)	29,605

Total Short-Term Investments (cost $2,412,366)	2,379,827

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $64,384,230)	65,905,142
Options Written*~ (0.1)%
(premiums received $(92,943))	(40,314)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.8% (cost $64,291,287)	65,864,828
Other assets in excess of liabilities(z) 3.2%	2,173,560

Net Assets 100.0%	$68,038,388

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EUR—Euro

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UAH—Ukraine Hryvna
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	Citibank, N.A.	04/06/21	4.55	—	EUR	2,074	$16,889
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	02/18/21	6.70	—		525	43
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	02/18/21	850.00	—		167	10
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	04/06/21	79.00	—		3,456	1,130
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	03/10/21	1.14	—	EUR	819	82
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	03/10/21	1.21	—	EUR	819	6,101
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/18/21	4.75	—		525	21
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/24/21	5.26	—		782	5,238
Currency Option USD vs CLP	Put	JPMorgan Chase Bank, N.A.	02/04/21	655.00	—		503	—
Currency Option USD vs CLP	Put	JPMorgan Chase Bank, N.A.	02/11/21	665.00	—		499	2
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	03/25/21	65.00	—		1,123	88
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/04/21	13.75	—		671	1
Total Options Purchased (cost $62,144)								$29,605
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	Citibank, N.A.	04/06/21	4.65	—	EUR	2,074	$ (5,649)
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	02/18/21	740.00	—		167	(1,593)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	04/06/21	75.00	—		3,456	(12,514)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/10/21	5.20	—		333	(490)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/17/21	5.05	—		133	(103)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/23/21	5.30	—		337	(2,812)
Currency Option USD vs CLP	Put	JPMorgan Chase Bank, N.A.	02/11/21	705.00	—		499	(257)
Currency Option USD vs MXN	Put	Goldman Sachs International	02/09/21	19.70	—		671	(263)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	02/25/21	74.00	—		669	(3,869)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	03/25/21	73.00	—		1,123	(7,394)
Currency Option USD vs TRY	Put	JPMorgan Chase Bank, N.A.	02/04/21	7.25	—		1,007	(3,542)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/21	7.31	—	165	$ (1,162)
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/04/21	14.75	—	671	(666)
Total Options Written (premiums received $92,943)							$(40,314)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
6	2 Year U.S. Treasury Notes	Mar. 2021	$1,325,859	$(1,334)
3	5 Year Euro-Bobl	Mar. 2021	492,398	(440)
19	5 Year U.S. Treasury Notes	Mar. 2021	2,391,625	33
5	10 Year U.S. Treasury Notes	Mar. 2021	685,156	4,239
1	Euro Schatz Index	Mar. 2021	136,306	(19)
				$ 2,479
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	221	$ 168,000	$ 168,917	$ 917	$ —
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	720	131,087	131,569	482	—
Expiring 02/02/21	Citibank, N.A.	BRL	708	134,000	129,350	—	(4,650)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	15,367	2,956,658	2,808,397	—	(148,261)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	696	133,000	127,169	—	(5,831)
Expiring 02/02/21	Morgan Stanley & Co. International PLC	BRL	681	128,000	124,503	—	(3,497)
Expiring 03/02/21	Barclays Bank PLC	BRL	733	134,838	133,884	—	(954)
Expiring 03/02/21	JPMorgan Chase Bank, N.A.	BRL	573	104,698	104,629	—	(69)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/02/21	Morgan Stanley & Co. International PLC	BRL	279	$ 51,677	$ 50,933	$ —	$ (744)
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	16,644	3,114,628	3,039,330	—	(75,298)
British Pound,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	145	197,710	198,454	744	—
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	423	332,897	330,968	—	(1,929)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	145,739	197,000	198,447	1,447	—
Expiring 03/17/21	Citibank, N.A.	CLP	121,283	165,000	165,147	147	—
Expiring 03/17/21	Citibank, N.A.	CLP	116,415	163,000	158,518	—	(4,482)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	93,855	128,000	127,799	—	(201)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	72,455	99,800	98,659	—	(1,141)
Chinese Renminbi,
Expiring 02/08/21	BNP Paribas S.A.	CNH	609	94,405	94,457	52	—
Expiring 02/08/21	Citibank, N.A.	CNH	2,153	329,000	333,662	4,662	—
Expiring 02/08/21	Goldman Sachs International	CNH	5,306	814,713	822,447	7,734	—
Expiring 02/08/21	Goldman Sachs International	CNH	434	66,824	67,274	450	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	5,626	851,577	871,928	20,351	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	5,326	790,790	825,507	34,717	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	935	143,000	144,962	1,962	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	4,225	626,679	654,869	28,190	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	3,581	546,000	555,068	9,068	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,576	239,000	244,219	5,219	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	701	108,000	108,646	646	—
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	213	32,970	33,049	79	—
Expiring 02/08/21	UBS AG	CNH	438	67,419	67,886	467	—
Expiring 05/14/21	Citibank, N.A.	CNH	4,640	664,965	714,430	49,465	—
Colombian Peso,
Expiring 03/17/21	Goldman Sachs International	COP	591,331	170,000	165,401	—	(4,599)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/17/21	Goldman Sachs International	COP	426,290	$ 122,000	$ 119,238	$ —	$ (2,762)
Expiring 03/17/21	Goldman Sachs International	COP	414,497	119,000	115,939	—	(3,061)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	COP	442,185	123,000	123,684	684	—
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	12,457	578,035	580,989	2,954	—
Expiring 04/19/21	Goldman Sachs International	CZK	745	34,660	34,752	92	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	23,134	1,073,971	1,078,978	5,007	—
Euro,
Expiring 04/19/21	Bank of America, N.A.	EUR	173	210,575	210,285	—	(290)
Expiring 04/19/21	Citibank, N.A.	EUR	247	301,460	300,598	—	(862)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	563	681,046	683,886	2,840	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	136	165,000	165,144	144	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	125	151,973	151,849	—	(124)
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	61,263	820,106	834,064	13,958	—
Expiring 03/17/21	Citibank, N.A.	INR	20,569	279,400	280,040	640	—
Expiring 03/17/21	Citibank, N.A.	INR	13,862	188,774	188,720	—	(54)
Expiring 03/17/21	Credit Suisse International	INR	29,684	398,168	404,140	5,972	—
Expiring 03/17/21	Credit Suisse International	INR	16,045	219,000	218,449	—	(551)
Expiring 03/17/21	Goldman Sachs International	INR	25,852	351,000	351,966	966	—
Expiring 03/17/21	Goldman Sachs International	INR	15,638	213,000	212,911	—	(89)
Expiring 03/17/21	Goldman Sachs International	INR	12,451	170,000	169,510	—	(490)
Expiring 03/17/21	Goldman Sachs International	INR	9,186	123,000	125,058	2,058	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	39,579	531,026	538,853	7,827	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	36,334	487,743	494,668	6,925	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	13,066	178,000	177,890	—	(110)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	34,909	469,067	475,269	6,202	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	17,811	$ 238,629	$ 242,484	$ 3,855	$ —
Expiring 03/17/21	UBS AG	INR	22,531	307,000	306,746	—	(254)
Expiring 03/17/21	UBS AG	INR	9,834	134,000	133,887	—	(113)
Indonesian Rupiah,
Expiring 03/17/21	Barclays Bank PLC	IDR	1,717,088	121,355	121,697	342	—
Expiring 03/17/21	Citibank, N.A.	IDR	1,639,670	115,000	116,210	1,210	—
Expiring 03/17/21	Citibank, N.A.	IDR	1,602,792	113,000	113,597	597	—
Expiring 03/17/21	Goldman Sachs International	IDR	1,940,190	136,000	137,510	1,510	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	5,224,016	365,188	370,248	5,060	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	2,214,671	155,000	156,963	1,963	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	1,685,158	118,000	119,434	1,434	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	1,679,612	118,000	119,041	1,041	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	IDR	1,502,896	107,404	106,517	—	(887)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	4,647	1,422,532	1,416,482	—	(6,050)
Expiring 03/17/21	Barclays Bank PLC	ILS	3,163	964,691	964,161	—	(530)
Japanese Yen,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	35,038	337,007	334,799	—	(2,208)
Malaysian Ringgit,
Expiring 03/17/21	Barclays Bank PLC	MYR	673	168,000	165,784	—	(2,216)
Expiring 03/17/21	Barclays Bank PLC	MYR	218	53,935	53,746	—	(189)
Expiring 03/17/21	Goldman Sachs International	MYR	2,476	608,806	609,923	1,117	—
Expiring 03/17/21	Goldman Sachs International	MYR	310	76,531	76,342	—	(189)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MYR	157	38,716	38,601	—	(115)
Mexican Peso,
Expiring 03/17/21	Barclays Bank PLC	MXN	2,648	134,000	128,529	—	(5,471)
Expiring 03/17/21	Citibank, N.A.	MXN	2,705	135,000	131,262	—	(3,738)
Expiring 03/17/21	Citibank, N.A.	MXN	2,095	103,056	101,691	—	(1,365)
Expiring 03/17/21	Goldman Sachs International	MXN	1,599	80,000	77,583	—	(2,417)
Expiring 03/17/21	Goldman Sachs International	MXN	1,258	61,980	61,054	—	(926)
Expiring 03/17/21	Goldman Sachs International	MXN	448	22,178	21,753	—	(425)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,419	$ 170,000	$ 165,938	$ —	$ (4,062)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,104	152,000	150,647	—	(1,353)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,644	133,000	128,311	—	(4,689)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	48,181	2,368,029	2,338,302	—	(29,727)
Expiring 03/17/21	The Toronto-Dominion Bank	MXN	2,698	134,838	130,917	—	(3,921)
New Taiwanese Dollar,
Expiring 03/17/21	Citibank, N.A.	TWD	11,994	432,000	430,399	—	(1,601)
Expiring 03/17/21	Citibank, N.A.	TWD	10,395	375,000	373,005	—	(1,995)
Expiring 03/17/21	Citibank, N.A.	TWD	7,208	259,000	258,635	—	(365)
Expiring 03/17/21	Credit Suisse International	TWD	9,618	346,000	345,127	—	(873)
Expiring 03/17/21	Credit Suisse International	TWD	8,046	291,000	288,721	—	(2,279)
Expiring 03/17/21	Credit Suisse International	TWD	6,070	218,000	217,818	—	(182)
Expiring 03/17/21	Deutsche Bank AG	TWD	558	20,000	20,016	16	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	7,199	259,000	258,319	—	(681)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	4,693	169,000	168,404	—	(596)
Peruvian Nuevo Sol,
Expiring 03/17/21	Citibank, N.A.	PEN	569	157,000	156,329	—	(671)
Expiring 03/17/21	Goldman Sachs International	PEN	480	133,213	132,072	—	(1,141)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	11,453	237,000	237,840	840	—
Expiring 03/17/21	Citibank, N.A.	PHP	9,534	198,000	197,970	—	(30)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	PHP	2,324	48,036	48,249	213	—
Expiring 03/17/21	The Toronto-Dominion Bank	PHP	7,586	157,000	157,527	527	—
Polish Zloty,
Expiring 04/19/21	Goldman Sachs International	PLN	167	44,729	44,948	219	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	PLN	226	60,677	60,701	24	—
Expiring 04/19/21	UBS AG	PLN	9,680	2,605,902	2,601,230	—	(4,672)
Romanian Leu,
Expiring 04/19/21	Citibank, N.A.	RON	244	60,677	60,485	—	(192)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu (cont’d.),
Expiring 04/19/21	Goldman Sachs International	RON	260	$ 64,723	$ 64,630	$ —	$ (93)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	RON	1,093	271,774	271,415	—	(359)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	116,584	1,528,934	1,534,139	5,205	—
Expiring 03/17/21	Barclays Bank PLC	RUB	12,699	167,000	167,111	111	—
Expiring 03/17/21	Barclays Bank PLC	RUB	12,147	164,000	159,839	—	(4,161)
Expiring 03/17/21	Barclays Bank PLC	RUB	4,056	53,935	53,378	—	(557)
Expiring 03/17/21	Goldman Sachs International	RUB	17,738	240,000	233,421	—	(6,579)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	14,791	200,000	194,639	—	(5,361)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	5,092	67,156	67,012	—	(144)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	116,584	1,553,193	1,534,139	—	(19,054)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	12,232	166,000	160,958	—	(5,042)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	10,043	136,000	132,161	—	(3,839)
Singapore Dollar,
Expiring 03/17/21	Credit Suisse International	SGD	224	168,000	168,905	905	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	207	155,000	155,947	947	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,651	110,000	108,377	—	(1,623)
Expiring 03/17/21	BNP Paribas S.A.	ZAR	755	49,867	49,582	—	(285)
Expiring 03/17/21	Citibank, N.A.	ZAR	3,125	201,000	205,191	4,191	—
Expiring 03/17/21	Goldman Sachs International	ZAR	922	60,167	60,537	370	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,246	149,000	147,472	—	(1,528)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	969	65,204	63,595	—	(1,609)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	2,609	166,000	171,316	5,316	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,341	90,000	88,024	—	(1,976)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,017	66,883	66,756	—	(127)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	374,721	$ 343,000	$ 335,072	$ —	$ (7,928)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	271,869	249,545	243,103	—	(6,442)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	270,357	249,000	241,751	—	(7,249)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	155,731	139,000	139,254	254	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	154,562	138,000	138,208	208	—
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	5,075	169,000	169,535	535	—
Expiring 03/17/21	Goldman Sachs International	THB	7,291	242,709	243,583	874	—
Expiring 03/17/21	Goldman Sachs International	THB	3,219	107,605	107,532	—	(73)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	34,388	1,144,599	1,148,791	4,192	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	24,800	819,960	828,474	8,514	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	14,461	482,000	483,108	1,108	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	6,631	221,000	221,531	531	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	5,801	194,000	193,779	—	(221)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	5,146	172,000	171,896	—	(104)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	4,641	156,000	155,040	—	(960)
Expiring 03/17/21	The Toronto-Dominion Bank	THB	7,112	237,000	237,585	585	—
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	5,549	681,040	744,131	63,091	—
Expiring 03/17/21	Barclays Bank PLC	TRY	1,328	164,000	178,102	14,102	—
Expiring 03/17/21	Barclays Bank PLC	TRY	1,301	172,000	174,491	2,491	—
Expiring 03/17/21	Barclays Bank PLC	TRY	1,018	136,000	136,539	539	—
Expiring 03/17/21	Barclays Bank PLC	TRY	828	109,000	111,029	2,029	—
Expiring 03/17/21	Barclays Bank PLC	TRY	791	104,775	106,012	1,237	—
Expiring 03/17/21	Barclays Bank PLC	TRY	691	92,000	92,716	716	—
Expiring 03/17/21	Barclays Bank PLC	TRY	589	73,000	79,018	6,018	—
Expiring 03/17/21	Barclays Bank PLC	TRY	579	76,000	77,616	1,616	—
Expiring 03/17/21	Goldman Sachs International	TRY	483	64,037	64,813	776	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	4,823	$ 593,447	$ 646,768	$ 53,321	$ —
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	4,128	553,575	553,542	—	(33)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	1,250	165,000	167,590	2,590	—
				$51,080,576	$51,084,465	425,408	(421,519)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Citibank, N.A.	AUD	219	$ 168,000	$ 167,188	$ 812	$ —
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	217	166,996	165,919	1,077	—
Brazilian Real,
Expiring 02/02/21	Goldman Sachs International	BRL	1,173	220,979	214,365	6,614	—
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	355	69,000	64,960	4,040	—
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	16,644	3,116,786	3,041,664	75,122	—
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	216,915	291,278	295,365	—	(4,087)
Expiring 03/17/21	Citibank, N.A.	CLP	68,029	96,769	92,632	4,137	—
Expiring 03/17/21	Goldman Sachs International	CLP	29,200	39,922	39,761	161	—
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	433,830	580,468	590,731	—	(10,263)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	216,915	291,220	295,366	—	(4,146)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	1,934	298,000	299,817	—	(1,817)
Expiring 02/08/21	Citibank, N.A.	CNH	1,570	236,000	243,281	—	(7,281)
Expiring 02/08/21	Citibank, N.A.	CNH	1,395	215,000	216,270	—	(1,270)
Expiring 02/08/21	Citibank, N.A.	CNH	318	49,280	49,269	11	—
Expiring 02/08/21	Goldman Sachs International	CNH	1,110	172,061	171,998	63	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	1,509	233,000	233,861	—	(861)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	5,834	$ 876,141	$ 904,284	$ —	$ (28,143)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,948	301,000	301,947	—	(947)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,365	211,000	211,556	—	(556)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	1,190	177,000	184,450	—	(7,450)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	993	150,000	153,907	—	(3,907)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	988	148,000	153,160	—	(5,160)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	4,640	666,044	714,430	—	(48,386)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	1,499,398	419,277	419,397	—	(120)
Expiring 03/17/21	Citibank, N.A.	COP	323,491	91,500	90,484	1,016	—
Expiring 03/17/21	Citibank, N.A.	COP	265,088	76,000	74,148	1,852	—
Expiring 03/17/21	Goldman Sachs International	COP	580,857	169,384	162,471	6,913	—
Expiring 03/17/21	Goldman Sachs International	COP	400,200	115,000	111,940	3,060	—
Expiring 03/17/21	Goldman Sachs International	COP	384,671	111,742	107,597	4,145	—
Expiring 03/17/21	Goldman Sachs International	COP	173,578	48,740	48,552	188	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	300,002	86,000	83,913	2,087	—
Czech Koruna,
Expiring 04/19/21	Goldman Sachs International	CZK	826	38,626	38,529	97	—
Euro,
Expiring 04/19/21	Citibank, N.A.	EUR	163	198,748	198,167	581	—
Expiring 04/19/21	Citibank, N.A.	EUR	136	165,000	164,986	14	—
Expiring 04/19/21	Citibank, N.A.	EUR	111	135,000	134,653	347	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	137	166,000	165,996	4	—
Hungarian Forint,
Expiring 04/19/21	Barclays Bank PLC	HUF	32,751	111,000	111,251	—	(251)
Expiring 04/19/21	Citibank, N.A.	HUF	63,173	212,858	214,593	—	(1,735)
Expiring 04/19/21	Citibank, N.A.	HUF	40,947	138,000	139,094	—	(1,094)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	9,828	$ 132,000	$ 133,810	$ —	$ (1,810)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	17,933	241,000	244,147	—	(3,147)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	14,775	200,000	201,160	—	(1,160)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	16,942	229,000	230,653	—	(1,653)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	16,126	217,000	219,554	—	(2,554)
Indonesian Rupiah,
Expiring 03/17/21	BNP Paribas S.A.	IDR	2,137,575	150,000	151,499	—	(1,499)
Expiring 03/17/21	Citibank, N.A.	IDR	1,841,580	130,000	130,521	—	(521)
Expiring 03/17/21	Goldman Sachs International	IDR	4,269,279	305,232	302,582	2,650	—
Expiring 03/17/21	Goldman Sachs International	IDR	488,189	34,673	34,601	72	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	1,178,617	83,000	83,534	—	(534)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	954	294,000	290,906	3,094	—
Expiring 03/17/21	Barclays Bank PLC	ILS	823	257,000	250,874	6,126	—
Expiring 03/17/21	Barclays Bank PLC	ILS	594	182,895	181,195	1,700	—
Expiring 03/17/21	Citibank, N.A.	ILS	576	176,000	175,423	577	—
Expiring 03/17/21	Citibank, N.A.	ILS	573	175,000	174,629	371	—
Expiring 03/17/21	Citibank, N.A.	ILS	127	39,900	38,639	1,261	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	565	173,000	172,205	795	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	273	84,105	83,260	845	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ILS	223	69,643	67,881	1,762	—
Malaysian Ringgit,
Expiring 03/17/21	Goldman Sachs International	MYR	651	162,282	160,281	2,001	—
Mexican Peso,
Expiring 03/17/21	BNP Paribas S.A.	MXN	3,496	173,915	169,675	4,240	—
Expiring 03/17/21	Goldman Sachs International	MXN	3,591	178,751	174,295	4,456	—
Expiring 03/17/21	Goldman Sachs International	MXN	3,328	164,574	161,494	3,080	—
Expiring 03/17/21	HSBC Bank USA, N.A.	MXN	9,781	482,024	474,680	7,344	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	4,220	213,000	204,822	8,178	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,058	$ 153,000	$ 148,406	$ 4,594	$ —
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,919	144,000	141,658	2,342	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,130	106,000	103,384	2,616	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	848	43,000	41,154	1,846	—
New Taiwanese Dollar,
Expiring 03/17/21	BNP Paribas S.A.	TWD	9,461	340,282	339,497	785	—
Expiring 03/17/21	HSBC Bank USA, N.A.	TWD	4,241	153,000	152,169	831	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TWD	4,413	160,000	158,348	1,652	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	459	329,449	329,854	—	(405)
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	2,036	567,876	559,813	8,063	—
Expiring 03/17/21	Citibank, N.A.	PEN	698	194,764	191,752	3,012	—
Expiring 03/17/21	Goldman Sachs International	PEN	1,134	311,000	311,705	—	(705)
Expiring 03/17/21	Goldman Sachs International	PEN	571	158,000	156,964	1,036	—
Expiring 03/17/21	Goldman Sachs International	PEN	234	64,422	64,297	125	—
Expiring 03/17/21	Goldman Sachs International	PEN	140	38,444	38,458	—	(14)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	8,433	175,000	175,119	—	(119)
Expiring 03/17/21	HSBC Bank USA, N.A.	PHP	9,474	196,000	196,739	—	(739)
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	251	67,469	67,564	—	(95)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	804	214,000	215,920	—	(1,920)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	750	200,000	201,502	—	(1,502)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	659	177,000	177,183	—	(183)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	645	173,000	173,202	—	(202)
Expiring 04/19/21	UBS AG	PLN	502	134,000	134,856	—	(856)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	12,518	$ 168,000	$ 164,720	$ 3,280	$ —
Expiring 03/17/21	Barclays Bank PLC	RUB	8,930	120,000	117,504	2,496	—
Expiring 03/17/21	Goldman Sachs International	RUB	16,342	218,939	215,040	3,899	—
Expiring 03/17/21	HSBC Bank USA, N.A.	RUB	12,873	170,000	169,399	601	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	12,963	173,440	170,580	2,860	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	6,238	84,000	82,082	1,918	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	14,112	190,000	185,696	4,304	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	8,852	119,000	116,482	2,518	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	323	245,000	243,339	1,661	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	250	188,000	188,115	—	(115)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	210	159,000	157,844	1,156	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	49	36,685	36,871	—	(186)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	195	147,620	146,622	998	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	125	94,380	93,808	572	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,807	119,000	118,639	361	—
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,774	120,000	116,483	3,517	—
Expiring 03/17/21	Citibank, N.A.	ZAR	19,721	1,273,149	1,294,920	—	(21,771)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,604	175,943	170,955	4,988	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,518	165,000	165,331	—	(331)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,781	117,000	116,955	45	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	32,868	2,142,881	2,158,199	—	(15,318)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,522	100,437	99,931	506	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,200	78,000	78,804	—	(804)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/17/21	Citibank, N.A.	KRW	290,083	$ 266,640	$ 259,390	$ 7,250	$ —
Expiring 03/17/21	Citibank, N.A.	KRW	237,474	213,000	212,347	653	—
Expiring 03/17/21	Goldman Sachs International	KRW	233,990	214,000	209,232	4,768	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	346,089	318,000	309,470	8,530	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	172,768	158,000	154,488	3,512	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	415,074	376,000	371,155	4,845	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	368,028	336,000	329,087	6,913	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	206,692	190,000	184,822	5,178	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	191,865	174,000	171,564	2,436	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	170,761	157,000	152,693	4,307	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	149,599	137,360	133,770	3,590	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	385,005	355,000	344,268	10,732	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	145,385	132,000	130,002	1,998	—
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	7,633	254,673	254,978	—	(305)
Expiring 03/17/21	Goldman Sachs International	THB	6,914	229,000	230,976	—	(1,976)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	4,724	157,000	157,828	—	(828)
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	2,091	276,251	280,409	—	(4,158)
Expiring 03/17/21	Barclays Bank PLC	TRY	513	67,951	68,769	—	(818)
Expiring 03/17/21	Barclays Bank PLC	TRY	410	55,212	55,038	174	—
Expiring 03/17/21	Citibank, N.A.	TRY	2,399	305,200	321,634	—	(16,434)
Expiring 03/17/21	Goldman Sachs International	TRY	799	104,480	107,178	—	(2,698)
Expiring 03/17/21	Goldman Sachs International	TRY	288	38,741	38,625	116	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	1,568	208,127	210,222	—	(2,095)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	1,278	167,372	171,312	—	(3,940)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	817	$ 109,000	$ 109,559	$ —	$ (559)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TRY	2,089	278,652	280,093	—	(1,441)
Ukraine Hryvna,
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	UAH	5,337	185,000	189,285	—	(4,285)
				$31,573,652	$31,510,329	288,477	(225,154)
						$713,885	$(646,673)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/21	Buy	EUR	139	JPY	17,617	$ 653	$ —	Citibank, N.A.
04/19/21	Buy	EUR	161	GBP	143	—	(89)	JPMorgan Chase Bank, N.A.
04/19/21	Buy	JPY	17,238	EUR	137	—	(1,847)	Citibank, N.A.
04/20/21	Buy	CAD	216	AUD	221	255	—	JPMorgan Chase Bank, N.A.
04/20/21	Buy	CAD	254	EUR	165	—	(2,035)	Barclays Bank PLC
04/20/21	Buy	NZD	459	CAD	418	3,134	—	Citibank, N.A.
						$4,042	$(3,971)
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	3,678	01/02/23	4.245%(T)	1 Day BROIS(2)(T)	$ —	$ (5,111)	$ (5,111)
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)	—	(4,396)	(4,396)
BRL	5,769	01/02/25	5.755%(T)	1 Day BROIS(2)(T)	—	12,340	12,340
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	6,257	6,257
BRL	2,905	01/02/25	6.325%(T)	1 Day BROIS(2)(T)	852	3,756	2,904
BRL	2,111	01/02/25	6.400%(T)	1 Day BROIS(2)(T)	—	4,252	4,252
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	364	364
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	—	3,144	3,144

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,292	01/04/27	6.595%(T)	1 Day BROIS(2)(T)	$ —	$ (805)	$ (805)
CNH	2,100	06/15/25	2.175%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(7,771)	(7,769)
CNH	3,515	06/19/25	2.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	(12,443)	(12,438)
CNH	3,085	10/30/25	2.535%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22	(4,754)	(4,776)
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	25,263	25,263
COP	7,442,000	12/19/24	4.900%(Q)	1 Day COOIS(1)(Q)	(10,911)	(179,325)	(168,414)
COP	2,900,000	03/27/25	4.300%(Q)	1 Day COOIS(2)(Q)	3,595	50,849	47,254
COP	1,900,000	04/28/25	3.830%(Q)	1 Day COOIS(2)(Q)	93	21,943	21,850
KRW	800,000	04/03/25	1.077%(Q)	3 Month KWCDC(2)(Q)	916	462	(454)
KRW	300,000	04/23/25	0.975%(Q)	3 Month KWCDC(2)(Q)	1	(1,128)	(1,129)
KRW	357,000	03/17/31	1.299%(Q)	3 Month KWCDC(1)(Q)	—	1,078	1,078
MXN	27,040	03/15/23	4.415%(M)	28 Day Mexican Interbank Rate(2)(M)	—	4,324	4,324
MXN	11,355	03/20/24	7.702%(M)	28 Day Mexican Interbank Rate(2)(M)	4,578	54,490	49,912
MXN	27,450	02/03/25	6.405%(M)	28 Day Mexican Interbank Rate(2)(M)	—	93,134	93,134
MXN	6,470	02/26/25	6.145%(M)	28 Day Mexican Interbank Rate(2)(M)	8	19,038	19,030
MXN	1,757	03/03/25	6.090%(M)	28 Day Mexican Interbank Rate(2)(M)	3	4,975	4,972
MXN	1,757	03/03/25	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	2	5,141	5,139
MXN	27,880	05/02/25	5.285%(M)	28 Day Mexican Interbank Rate(2)(M)	77	36,350	36,273
MXN	15,088	07/14/25	4.880%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,733)	7,127	8,860

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,550	01/05/26	4.720%(M)	28 Day Mexican Interbank Rate(2)(M)	$ (4)	$ (333)	$ (329)
MXN	9,550	03/11/26	4.800%(M)	28 Day Mexican Interbank Rate(2)(M)	—	418	418
MXN	18,400	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	2,623	2,623
MXN	16,040	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	—	72,553	72,553
MXN	4,000	03/05/31	5.500%(M)	28 Day Mexican Interbank Rate(1)(M)	—	758	758
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	40,179	40,179
PLN	2,291	08/31/25	0.715%(A)	6 Month WIBOR(1)(S)	(2,427)	(3,044)	(617)
PLN	1,500	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)	1,911	312	(1,599)
THB	15,740	03/17/31	1.235%(S)	6 Month BIBOR(1)(S)	—	(2,381)	(2,381)
ZAR	4,500	06/25/25	5.010%(Q)	3 Month JIBAR(2)(Q)	(27)	4,160	4,187
ZAR	21,771	08/21/25	4.978%(Q)	3 Month JIBAR(1)(Q)	(10,249)	(17,813)	(7,564)
ZAR	6,890	03/17/31	6.829%(Q)	3 Month JIBAR(1)(Q)	—	(1,396)	(1,396)
					$(13,300)	$ 234,590	$ 247,890

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
RUB	50,000	08/19/23	5.100%(A)	3 Month MosPRIME(2)(Q)	$ 2,777	$ (8)	$ 2,785	Goldman Sachs International
RUB	46,000	03/04/25	6.305%(A)	3 Month MosPRIME(2)(Q)	41,020	(1)	41,021	Goldman Sachs International

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
RUB	46,000	06/17/25	6.150%(A)	3 Month MosPRIME(2)(Q)	$ 26,324	$—	$ 26,324	Goldman Sachs International
RUB	83,000	06/17/25	7.733%(A)	3 Month MosPRIME(2)(Q)	125,888	—	125,888	Goldman Sachs International
					$196,009	$ (9)	$196,018

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).